BBIF MONEY FUND
Fund Overview Key Facts About BBIF Money Fund
Investment Objective
The investment objective of BBIF Money Fund (“Money Fund” or the “Fund”) is to seek current income, preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Money Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BBIF MONEY FUND		Class 1	Class 2		Class 3		Class 4
Management Fee	[1],[2]	0.14%	0.14%		0.14%		0.14%
Distribution and/or Service (12b-1) Fees	[1],[2]	1.00%	0.68%		0.38%		0.38%
Other Expenses	[1],[2]	0.31%	0.28%		0.27%		0.27%
Administration Fee	[1],[2]	0.25%	0.25%		0.25%		0.25%
Miscellaneous Other Expenses	[1],[2]	0.06%	0.03%		0.02%		0.02%
Total Annual Fund Operating Expenses	[1],[2]	1.45%	1.10%		0.79%		0.79%
Fee Waivers and/or Expense Reimbursements	[1],[2]		(0.21%)	[3]	(0.22%)	[3]	(0.22%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1],[2]	1.45%	0.89%	[3]	0.57%	[3]	0.57%	[3]
[1]	For clients with a brokerage relationship, annual brokerage account fees may also apply. Please contact your financial advisor or account representative for additional information.
[2]	The fees and expenses shown in the table and the example that follows include both the expenses of Money Fund and Money Fund's share of the allocated expenses of Master Money LLC ("Money LLC"). The management fees are paid by Money LLC.
[3]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 35, with respect to Class 2, Class 3 and Class 4 Shares, BlackRock Advisors, LLC ("BlackRock") and the Fund's distributor have entered into a contractual arrangement to waive and/or reimburse a portion of Money Fund's fees or expenses to ensure that the net expenses as a percentage of the Fund's net assets (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) for Money Fund's (i) Class 2 Shares are 0.32% higher than those of Money LLC's initial feeder fund, and (ii) Class 3 and Class 4 Shares are equal to those of Money LLC's initial feeder fund through July 31, 2017. This contractual arrangement may be terminated upon 90 days' notice by a majority of the non-interested trustees of Money Fund or by a vote of a majority of the outstanding voting securities of Money Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - BBIF MONEY FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class 1	148	459	792	1,735
Class 2	91	329	586	1,321
Class 3	58	230	417	957
Class 4	58	230	417	957

Principal Investment Strategies of the Fund
Money Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days (13 months) or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

The Fund is a “feeder” fund that invests all of its assets in Money LLC, which has the same investment objectives and strategies as the Fund. All investments are made at the Money LLC level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Money LLC. Where applicable, “Money Fund” or the “Fund” refers also to Money LLC.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. Your investment may not perform as well as other similar investments. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of principal risks of investing in the Fund.
  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
  Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.
  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Regulatory Risk — On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.
  Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
  Treasury Obligations Risk — Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
  Variable and Floating Rate Instrument Risk — The absence of an active market for these instruments could make it difficult for the Fund to dispose of them if the issuer defaults.
  When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information
Effective January 4, 2016, the Fund changed its investment strategies in order to be categorized as a “government money market fund” under Rule 2a-7 under the Investment Company Act, as more fully described in “Fund Overview—Principal Investment Strategies of the Fund.” Performance for the periods shown below prior to January 4, 2016 is based on the prior investment strategy utilized by the Fund, which permitted investment in a wider range of money market securities and instruments and was not constrained by the requirement to invest at least 99.5% of the Fund’s assets in cash, U.S. Government securities and repurchase agreements secured by such securities or cash. The information shows you how Money Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. The table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by phone at (800) 626-1960.
Money Fund Class 3 ANNUAL TOTAL RETURNS As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.23% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2015).
As of 12/31/15 Average Annual Total Returns
Average Annual Total Returns - BBIF MONEY FUND	1 Year	5 Years	10 Years
Class 1	none	none	0.92%
Class 2	none	0.01%	1.12%
Class 3	none	0.01%	1.23%
Class 4	none	0.01%	1.23%

To obtain the Fund’s current 7-day yield, call (800) 626-1960.